Segment Information and Geographic Data - Reconciliation of Adjusted EBITDA to (loss) income before income (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information and Geographic Data
(Loss) income before income taxes	$ (123,841)	$ (52,612)	$ (94,707)	$ (14,823)	$ 80,908
Depreciation and amortization	81,317	108,316	136,838	138,274	133,493
Interest and other expense, net			32,522	44,578	45,155
Business optimization(a)	5,605	15,142	19,011	7,687	1,227
One-time non-recurring(b)	2,737	5,934	10,600	5,482	13,229
New business start-up costs(c)	1,004	4,821	6,041	3,793	10,060
Restructuring related(d)	1,808	3,326	3,471	4,432	625
Discontinuation of games business(e)				6,226	7,349
Adjusted EBITDA	$ (6,683)	$ 109,775	$ 113,776	$ 195,649	$ 292,046